Touchstone Value Fund Expense Example - Touchstone Value Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 605
Expense Example, with Redemption, 3 Years	830
Expense Example, with Redemption, 5 Years	1,074
Expense Example, with Redemption, 10 Years	1,771
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	278
Expense Example, with Redemption, 3 Years	744
Expense Example, with Redemption, 5 Years	1,337
Expense Example, with Redemption, 10 Years	2,944
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	478
Expense Example, with Redemption, 10 Years	1,069
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	241
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	968
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	436
Expense Example, with Redemption, 10 Years	$ 996